Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables
19. Trade and other payables

	December 31, 2024	December 31, 2023
	$	$

Trade payables	2,999,512	2,529,751
VAT payable	61,464	852,479
Accrued expenses	1,754,583	4,953,234
Total trade and other payables	4,815,559	8,335,464
All amounts are short-term. The carrying value of trade payables and accrued expenses are considered to be a reasonable approximation of their fair value.